ANNUAL REPORT






                                [GRAPHIC OMITTED]

                           LEGACY MINNESOTA MUNICIPAL
                                    BOND FUND


                                [GRAPHIC OMITTED]






                               SEPTEMBER 30, 1999


                                TABLE OF CONTENTS

    PAGE

         Shareholder Letter..........................................   1

         Cumulative Rate of Return Graph.............................   2

         Statement of Assets and Liabilities.........................   3

         Statement of Operations.....................................   4

         Statement of Changes in Net Assets..........................   5

         Financial Highlights........................................   6

         Schedule of Investments.....................................   7

         Notes to the Financial Statements...........................  13

         Report of Independent Public Accountants....................  16


                ------------------------------------------------



                      NOTICE TO INVESTORS


Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank, nor are they insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency. An investment in the Funds involves investment risk, including possible loss of principal, due to fluctuation in each Fund's net asset value.


November 17, 1999



Dear Shareholder:

Welcome to your first annual report for the Legacy Minnesota Municipal Bond Fund. On April 12, 1999, Richfield Bank & Trust Co. and Bremer Trust, N.A. converted their respective Minnesota tax-exempt common trust funds to form the Legacy Minnesota Municipal Bond Fund. The enclosed annual report contains information on your fund including its performance, expenses and holdings.

Since the conversion we have implemented several strategies. Our first strategy was to consolidate the number of positions. We have reduced the number of bond holdings by 20% over the past six months. Our second objective was to improve the quality of the portfolio, which we have done. The average credit quality is up to Aa1. Interest rates have risen since the fund's inception. This rise in interest rates has had the impact of lowering the fund's share price. With bond yields up we extended the average maturity of the portfolio to take advantage of these higher interest rates. The duration of the fund has been increased from
4.3 years to 4.8 years.

We believe that tax-exempt bonds currently offer excellent value for investors in higher tax brackets. We thank you for your business and appreciate the opportunity to be of service to you.

Sincerely,


/s/                                                  /s/
Paul Gifford Jr., CFA                                Harvey R Peck, CFA
Portfolio Manager                                    Portfolio Manager





                                                    4/12/99   6/30/99   9/30/99
Legacy Fund (No-Load)                               $10,000    $9,910    $9,904
Legacy Fund (Load-Adjusted 2.75%)                   $10,000    $9,640    $9,634
Lipper Minnesota Municipal Debt Funds               $10,000    $9,834    $9,713


                               Cumulative rate of return (%)
                                    4/12/991 through
                                   September 30, 1999
                            ---------------------------------
Legacy Fund (No-Load)                      -0.96%
Legacy Fund (Load-Adjusted 2.75%)          -3.66%
Lipper Minnesota Municipal Debt Fund       -2.87%

The Lipper Minnesota Municipal Debt Fund Index is an equally weighted index comprised of the top ten Minnesota Municipal Bond Funds with an average duration of 7.2 years. This chart assumes an initial gross investment of $10,000 made on 4/12/99 (commencement of operations). Returns shown include the reinvestment of all dividends. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.

1 Commencment of operations.

=================================================================================================================
LEGACY MINNESOTA MUNICIPAL BOND FUND
=================================================================================================================

STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 1999


----------------------------------------------------------------------------       ------------------------------
ASSETS:
      Investments, at market value
         (Cost of $58,876,116)                                                                       $57,514,193
      Cash                                                                                               450,638
      Interest receivable                                                                                787,115
      Other assets                                                                                         4,058
                                                                                        -------------------------
             Total assets                                                                             58,756,004
                                                                                        -------------------------

LIABILITIES:
      Payable to Investment Adviser                                                                       25,949
      Payable for investments purchased                                                                  883,520
      Dividends payable                                                                                  202,020
      Payable for Fund shares redeemed                                                                   374,925
      Accrued expenses and other liabilities                                                              48,741
                                                                                        -------------------------
             Total liabilities                                                                         1,535,155
                                                                                        -------------------------


NET ASSETS                                                                                           $57,220,849
                                                                                        =========================


NET ASSETS CONSIST OF:
      Capital stock                                                                                  $58,786,416
      Distributions in excess of book net investment income                                             (163,386)
      Accumulated undistributed net realized loss on investments                                         (40,258)
      Net unrealized depreciation on investments                                                      (1,361,923)
                                                                                        =========================
             Total Net Assets                                                                        $57,220,849
                                                                                        =========================

      Shares outstanding
             (50 million shares authorized for each Fund, $ .0001 par value)                           5,895,693
                                                                                        =========================

      Net Asset Value and Redemption Price Price Per Share                                                 $9.71
                                                                                        =========================

      Maximum Offering Price Per Share                                                                     $9.98
                                                                                        =========================









                     SEE NOTES TO THE FINANCIAL STATEMENTS.
-----------------------------------------------------------------------------------------------------------------


=========================================================================================================================
LEGACY MINNESOTA MUNICIPAL BOND FUND
=========================================================================================================================

STATEMENT OF OPERATIONS
FOR THE PERIOD APRIL 12, 19991 THROUGH SEPTEMBER 30, 1999

-------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
      Interest income                                                                                        $ 1,199,209
                                                                                                -------------------------


EXPENSES:
      Investment advisory fees                                                                                   149,719
      Administration fees                                                                                         14,851
      Shareholder servicing and accounting costs                                                                  34,895
      Distribution fees                                                                                            5,445
      Custody fees                                                                                                 5,160
      Federal and state registration                                                                              16,230
      Professional fees                                                                                            5,273
      Reports to shareholders                                                                                      6,195
      Directors' fees and expenses                                                                                   836
      Other                                                                                                          487
                                                                                                -------------------------
           Total expenses                                                                                        239,091
                                                                                                -------------------------


NET INVESTMENT INCOME                                                                                            960,118
                                                                                                -------------------------


REALIZED AND UNREALIZED LOSS ON INVESTMENTS:
      Net realized loss on investments                                                                          (186,076)
      Change in unrealized depreciation on investments                                                        (1,361,923)
                                                                                                -------------------------
           Net realized and unrealized loss on investments                                                    (1,547,999)
                                                                                                -------------------------

NET DECREASE IN NET ASSETS
      RESULTING FROM OPERATIONS                                                                               $ (587,881)
                                                                                                =========================



    1 COMMENCEMENT OF OPERATIONS.










                     SEE NOTES TO THE FINANCIAL STATEMENTS.
-------------------------------------------------------------------------------------------------------------------------


=============================================================================================================
LEGACY MINNESOTA MUNICIPAL BOND FUND
=============================================================================================================

STATEMENT OF CHANGES IN NET ASSETS

-------------------------------------------------------------------------------------------------------------

                                                                                      April 12, 1999 1
                                                                                           through
                                                                                     September 30, 1999
                                                                                 ----------------------------
OPERATIONS:
      Net investment income                                                                        $ 960,118
      Net realized loss on investments                                                              (186,076)
      Change in unrealized depreciation on investments                                            (1,361,923)
                                                                                 ----------------------------
           Net decrease in net assets resulting from operations                                     (587,881)
                                                                                 ----------------------------


DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
      Net investment income                                                                         (960,118)
      Distributions in excess of book net investment income                                         (180,525)
                                                                                 ----------------------------
           Total dividends and distributions                                                      (1,140,643)
                                                                                 ----------------------------


CAPITAL SHARE TRANSACTIONS:
      Proceeds from shares sold                                                                    5,409,540
      Proceeds from trust fund conversion                                                         58,062,480
      Proceeds from shares issued to holders in reinvestment of
        dividends                                                                                        117
      Cost of shares redeemed                                                                     (4,522,764)
                                                                                 ----------------------------
           Net increase in net assets resulting from
           capital share transactions                                                             58,949,373
                                                                                 ----------------------------

TOTAL INCREASE IN NET ASSETS                                                                      57,220,849
                                                                                 ----------------------------


NET ASSETS:
      Beginning of period                                                                                  -
                                                                                 ----------------------------

      End of period (including distributions in excess of book
           net investment income of $163,386)                                                    $57,220,849
                                                                                 ============================

    1 COMMENCEMENT OF OPERATIONS.








                     SEE NOTES TO THE FINANCIAL STATEMENTS.
-------------------------------------------------------------------------------------------------------------


===========================================================================================================
LEGACY MINNESOTA MUNICIPAL BOND FUND
===========================================================================================================

FINANCIAL HIGHLIGHTS

-----------------------------------------------------------------------------------------------------------

                                                                                    April 12, 1999 1
                                                                                         through
                                                                                   September 30, 1999
                                                                               ----------------------------
PER SHARE DATA:
      NET ASSET VALUE, BEGINNING OF PERIOD                                                          $10.00
                                                                               ----------------------------

      INCOME (LOSS) FROM INVESTMENT OPERATIONS:
           Net investment income                                                                      0.16
           Net realized and unrealized gain (loss)
           on investments                                                                            (0.26)
                                                                               ----------------------------
                Total from investment operations                                                     (0.10)
                                                                               ----------------------------

      LESS DIVIDENDS AND DISTRIBUTIONS:
           Dividends from net investment income                                                      (0.16)
           Distributions in excess of net investment income                                          (0.03)
                                                                               ----------------------------
                                                                               ----------------------------
                Total dividends and distributions                                                    (0.19)
                                                                               ----------------------------

      NET ASSET VALUE, END OF PERIOD                                                                 $9.71
                                                                               ============================


TOTAL RETURN                                                                                        (0.96%)


SUPPLEMENTAL DATA AND RATIOS:
      Net assets, end of period                                                                $57,220,849
      Ratio of net expenses to average net assets                                                    0.88%
      Ratio of net investment income to average net assets                                           3.53%
      Portfolio turnover rate                                                                       18.86%



    1 COMMENCEMENT OF OPERATIONS.
    2 NOT ANNUALIZED.
    3 ANNUALIZED.









                     SEE NOTES TO THE FINANCIAL STATEMENTS.
-----------------------------------------------------------------------------------------------------------


=======================================================================================================================
LEGACY MINNESOTA MUNICIPAL BOND FUND
=======================================================================================================================

SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 1999


-----------------------------------------------------------------------------------------------------------------------
    PRINCIPAL
      AMOUNT                                                                                                     VALUE
                       ------------------------------------------------------------------
                       LONG TERM INVESTMENTS - 99.3%
                       ------------------------------------------------------------------

                       ------------------------------------------------------------------
                       MUNICIPAL BONDS - 99.3%
                       ------------------------------------------------------------------

                       EDUCATION - 20.4%
                       Albany Minnesota Independent School District No. 745
         $ 500,000       Series A, 5.600%, 02/01/05                                                          $ 521,414
                       Albany Minnesota Independent School District No. 745
           500,000       Series A, 5.800%, 02/01/07                                                            525,313
                       Alexandria Minnesota Independent School District No. 206
           600,000       Series A, 6.100%, 02/01/05                                                            625,989
                       Alexandria Minnesota Independent School District No. 206
         1,000,000       Series A, 5.375%, 02/01/13                                                          1,001,920
                       Anoka Hennepin Minnesota Independent School District No. 11
           250,000       Series C, 4.950%, 02/01/08                                                            250,364
                       Crookstone Minnesota Independent School District No. 593
           500,000       6.050%, 04/01/08                                                                      531,271
                       Edina Minnesota Independent School District No. 273
           500,000       5.750%, 02/01/08                                                                      516,030
                       Faribault Minnesota Independent School District No. 656
           500,000       5.900%, 06/01/07                                                                      529,366
                       Minneapolis Minnesota Special School District No. 001
           500,000       5.600%, 02/01/07                                                                      518,396
                       Minneapolis Minnesota Special School District No. 001
         1,110,000       Series A, 5.900%, 02/01/12                                                          1,151,397
                       Minneapolis Minnesota Special School District No. 001
         1,100,000       5.000%, 02/01/12                                                                    1,066,441
                       Osseo Minnesota Independent School District No. 279
           340,000       Series B, 4.700%, 02/01/05                                                            340,298
                       Osseo Minnesota Independent School District No. 279
           250,000       5.400%, 02/01/04                                                                      256,648
                       Park Rapids Minnesota Independent School District No. 309
           500,000       4.750%, 02/01/13                                                                      469,805
                       Red Wing Minnesota Independent School District No. 256
           600,000       Series A, 5.250%, 02/01/03                                                            614,318
                       Sartell Minnesota Independent School District No. 748
           275,000       Series A, 5.200%, 02/01/07                                                            281,081
                       St. Louis Park Minnesota Independent School District No. 283
           150,000       5.900%, 02/01/06                                                                      152,508
                       St. Paul Minnesota Independent School District No. 625
           500,000       Series C, 5.850%, 02/01/08                                                            519,502
                       St. Paul Minnesota Independent School District No. 625
           300,000       Series A, 4.300%, 02/01/07                                                            290,980
                       St. Paul Minnesota Independent School District No. 625
           205,000       Series B, 6.000%, 02/01/05                                                            213,253
                       Stillwater Minnesota Independent School District No. 834
           300,000       5.375%, 02/01/05                                                                      305,041
                       White Bear Lake Minnesota Independent School District No. 624
         1,000,000       Series C, 5.700%, 02/01/06                                                          1,037,158

                                                                                                      -----------------
                                                                                                      -----------------
                                                                                                            11,718,493
                                                                                                      -----------------





                                    SEE NOTES TO THE FINANCIAL STATEMENTS.
-----------------------------------------------------------------------------------------------------------------------

                       EDUCATION (HIGHER) - 5.4%
                       Minnesota State Higher Education Facility Authority
         $ 250,000       Series 3-R2, 5.350%, 09/01/06                                                       $ 256,614
                       Minnesota State Higher Education Facility Authority
           720,000       Series 4-L, 5.350%, 10/01/17                                                          677,964
                       Minnesota State Higher Education Facility Authority
           800,000       Series 3-R1, 5.350%, 10/01/06                                                         821,454
                       Minnesota State Higher Education Facility Authority
           350,000       Series 3-R1, 5.500%, 10/01/08                                                         358,432
                       Minnesota State Higher Education Facility Authority
           500,000       Series 4-N, 5.300%, 11/01/12                                                          501,932
                       Minnesota State Higher Education Facility Authority
           200,000       Series 3-J, 6.300%, 03/01/14                                                          209,137
                       Northfield Minnesota College Facility
           225,000       6.150%, 10/01/05                                                                      237,757
                                                                                                      -----------------
                                                                                                      -----------------
                                                                                                             3,063,290
                                                                                                      -----------------

                       ELECTRIC - 6.1%
                       Northern Municipal Power Agency Minnesota Electric
           500,000       Series A, 7.250%, 01/01/00                                                            504,516
                       Northern Municipal Power Agency Minnesota Electric
           500,000       Series A, 5.400%, 01/01/02                                                            512,194
                       Southern Minnesota Municipal Power Agency Power Supply
           320,000       Series A, 5.400%, 01/01/02                                                            327,597
                       Southern Minnesota Municipal Power Agency Power Supply
           165,000       Series A, 5.700%, 01/01/05                                                            172,744
                       Southern Minnesota Municipal Power Agency Power Supply
           225,000       Series B, 5.800%, 01/01/07                                                            238,625
                       Southern Minnesota Municipal Power Agency Power Supply
           395,000       Series B, 5.800%, 01/01/07                                                            410,699
                       Western Minnesota Municipal Power Agency
         1,325,000       Series A, 5.500%, 01/01/11                                                          1,351,283
                                                                                                      -----------------
                                                                                                      -----------------
                                                                                                             3,517,658
                                                                                                      -----------------

                       HOSPITAL - 10.7%
                       Bloomington Minnesota Health Care Facility
           500,000       5.450%, 07/01/03                                                                      517,943
                       Duluth Minnesota Economic Development Authority Health Care Facilities
           500,000       6.000%, 02/15/12                                                                      520,889
                       Minneapolis-St. Paul Minnesota Housing & Redevelopment Health Care System
         1,000,000       Series A, 5.000%, 11/15/06                                                          1,010,450
                       Minneapolis Minnesota Health Care Facility
           150,000       5.000%, 11/15/04                                                                      153,391






                                    SEE NOTES TO THE FINANCIAL STATEMENTS.
-----------------------------------------------------------------------------------------------------------------------

                       HOSPITAL (CONTINUED) - 10.7%
                       Robbinsdale Minnesota Hospital
       $ 1,000,000       Series B, 5.300%, 05/15/07                                                        $ 1,024,335
                       Rochester Minnesota Health Care Facilities
           595,000       Series I, 5.800%, 11/15/07                                                            628,866
                       Saint Cloud Minnesota Hospital Facilities
           250,000       Series B, 7.000%, 07/01/20                                                            266,600
                       Saint Cloud Minnesota Hospital Facilities
           900,000       Series A, 5.000%, 07/01/12                                                            871,077
                       St. Louis Park Minnesota Hospital
           300,000       Series A, 7.000%, 07/01/00                                                            310,563
                       St. Paul Minnesota Housing & Redevelopment Authority Hospital
           800,000       5.300%, 05/15/06                                                                      826,633
                                                                                                      -----------------
                                                                                                      -----------------
                                                                                                             6,130,747
                                                                                                      -----------------

                       HOUSING - 11.9%
                       Burnsville Minnesota Multi-Family Housing
            50,000       5.375%, 07/01/04                                                                       51,516
                       Coon Rapids Minnesota Single Family Housing
            70,000       5.400%, 03/01/01                                                                       71,279
                       Coon Rapids Minnesota Single Family Housing
            60,000       5.600%, 09/01/03                                                                       62,236
                       Coon Rapids Minnesota Single Family Housing
            85,000       5.700%, 09/01/04                                                                       88,502
                       Dakota County Minnesota Housing & Redevelopment Auth. Single Family Housing
           135,000       4.900%, 10/01/04                                                                      136,491
                       Minneapolis Minnesota Multifamily Housing
           145,000       6.750%, 10/01/01                                                                      149,500
                       Minnesota State Housing Agency
           220,000       Series J, 5.200%, 01/01/06                                                            224,688
                       Minnesota State Housing Agency
           245,000       Series D, 5.150%, 02/01/04                                                            249,841
                       Minnesota State Housing Agency
           250,000       4.950%, 01/01/03                                                                      254,868
                       Minnesota State Housing Agency
           245,000       Series F, 5.450%, 07/01/04                                                            254,311
                       Minnesota State Housing Agency
           245,000       Series F, 5.550%, 07/01/05                                                            252,879
                       Minnesota State Housing Agency
           325,000       Series E, 5.250%, 08/01/02                                                            328,444
                       Minnesota State Housing Agency
           150,000       Series E, 5.400%, 08/01/04                                                            150,160
                       Minnesota State Housing Agency
           100,000       6.100%, 07/01/01                                                                      103,410
                       Minnesota State Housing Agency
           100,000       6.200%, 07/01/02                                                                      103,757
                       Minnesota State Housing Agency
           290,000       5.150%, 07/01/02                                                                      293,984
                       Minnesota State Housing Agency
           200,000       Series C, 5.300%, 01/01/04                                                            205,726
                       Minnesota State Housing Agency
           300,000       Series C, 5.300%, 07/01/04                                                            307,564
                       Minnesota State Housing Agency
           260,000       5.200%, 01/01/03                                                                      266,222




                                    SEE NOTES TO THE FINANCIAL STATEMENTS.
-----------------------------------------------------------------------------------------------------------------------

                       HOUSING (CONTINUED) - 11.9%
                       Minnesota State Housing Agency
         $ 185,000       5.200%, 07/01/03                                                                    $ 189,413
                       Minnesota State Housing Agency
           135,000       Series A, 5.500%, 01/01/08                                                            137,678
                       Minnesota State Housing Agency
           325,000       Series A, 5.600%, 07/01/09                                                            331,314
                       Minnesota State Housing Agency
           600,000       Series B, 5.000%, 07/01/13                                                            581,391
                       Olmsted County Minnesota Housing & Redevelopment
           200,000       7.000%, 02/01/13                                                                      207,345
                       St. Paul Minnesota Housing & Redevelopment Authority
           650,000       Series J, 5.125%, 03/01/12                                                            635,955
                       St. Paul Minnesota Housing & Redevelopment Authority
           500,000       5.100%, 09/01/03                                                                      512,999
                       Washington County Minnesota Housing & Redevelopment Authority
           630,000       5.000%, 02/01/06                                                                      635,733
                                                                                                      -----------------
                                                                                                      -----------------
                                                                                                             6,787,206
                                                                                                      -----------------

                       PUBLIC FACILITIES & IMPROVEMENTS - 25.7%
                       Bloomington Minnesota
           500,000       5.500%, 02/01/08                                                                      515,084
                       Burnsville Minnesota
           300,000       Series B, 5.800%, 02/01/01                                                            306,782
                       Chanhassen Minnesota
           500,000       Series F, 4.350%, 02/01/04                                                            494,529
                       Hennepin County Minnesota
           250,000       5.200%, 12/01/04                                                                      256,665
                       Hennepin County Minnesota
           480,000       Series A, 5.000%, 12/01/11                                                            473,515
                       Mankato Minnesota
           800,000       Series D, 6.050%, 02/01/05                                                            840,486
                       Maple Grove Minnesota
           300,000       Series A, 4.900%, 02/01/07                                                            302,221
                       Metropolitan Counsil Minnesota Sports Facilities
           500,000       6.000%, 10/01/09                                                                      521,217
                       Metropolitan Counsil Minnesota
           600,000       Series A, 5.750%, 12/01/00                                                            614,263
                       Minneapolis Minnesota
           500,000       Series D, 5.000%, 12/01/16                                                            472,413
                       Minneapolis Minnesota
           500,000       5.900%, 04/01/02                                                                      505,329
                       Minneapolis Minnesota
           500,000       6.100%, 04/01/04                                                                      505,823
                       Minneapolis Minnesota
           500,000       6.250%, 10/01/07                                                                      525,787
                       Minneapolis Minnesota
           200,000       6.250%, 04/01/12                                                                      209,831




                                    SEE NOTES TO THE FINANCIAL STATEMENTS.
-----------------------------------------------------------------------------------------------------------------------

                       PUBLIC FACILITIES & IMPROVEMENTS (CONTINUED) - 25.7%
                       Minneapolis Minnesota
         $ 250,000       5.750%, 09/01/10                                                                    $ 254,683
                       Minneapolis Minnesota
           550,000       4.800%, 04/01/04                                                                      558,897
                       Minneapolis Minnesota
           600,000       4.700%, 12/01/08                                                                      593,363
                       Minnesota State
           500,000       4.625%, 08/01/06                                                                      499,101
                       Minnesota State
         1,300,000       4.850%, 08/01/12                                                                    1,251,790
                       Minnesota State
           245,000       5.000%, 08/01/04                                                                      250,122
                       Minnesota State
           750,000       5.250%, 08/01/12                                                                      750,000
                       Minnesota State
           250,000       5.600%, 10/01/06                                                                      262,197
                       Plymouth Minnesota
           445,000       7.000%, 04/01/12                                                                      449,166
                       Ramsey County Minnesota
           500,000       Series C, 5.500%, 12/01/03                                                            521,678
                       Sartell Minnesota
           560,000       Series B, 5.000%, 02/01/09                                                            557,898
                       St. Paul Minnesota
           300,000       Series A, 4.900%, 04/01/03                                                            303,944
                       St. Paul Minnesota
           250,000       Series A, 5.000%, 03/01/06                                                            253,661
                       St. Paul Minnesota
           500,000       Series D, 5.600%, 03/01/00                                                            503,911
                       St. Paul Minnesota
           600,000       Series A, 5.000%, 02/01/01                                                            607,386
                       Steele County Minnesota
           245,000       Series A, 5.600%, 02/01/07                                                            255,493
                       Steele County Minnesota
           260,000       Series A, 5.700%, 02/01/08                                                            272,149
                                                                                                      -----------------
                                                                                                      -----------------
                                                                                                            14,689,384
                                                                                                      -----------------

                       TRANSPORTATION - 7.1%
                       Bloomington Minnesota Port Authority
           500,000       Series A, 5.250%, 02/01/03                                                            512,399
                       Bloomington Minnesota Port Authority
           250,000       Series A, 5.100%, 02/01/05                                                            254,183
                       Bloomington Minnesota Port Authority
           400,000       Series A, 5.350%, 02/01/13                                                            406,147
                       Bloomington Minnesota Port Authority
           750,000       Series A, 4.750%, 02/01/11                                                            721,315
                       Minneapolis & St. Paul Minnesota Metropolitan Airports Commission
           250,000       Series 10, 4.700%, 01/01/01                                                           251,951
                       Minnesota State Infastructure Development
           500,000       6.600%, 08/01/00                                                                      512,005
                       Seaway Port Authority Duluth Minnesota
           500,000       Series B, 6.800%, 05/01/12                                                            529,351
                       St. Cloud Minnesota Infastructure Management
           880,000       Series 1999A, 4.800%, 03/01/08                                                        878,157
                                                                                                      -----------------
                                                                                                      -----------------
                                                                                                             4,065,508
                                                                                                      -----------------



                                    SEE NOTES TO THE FINANCIAL STATEMENTS.
-----------------------------------------------------------------------------------------------------------------------

                       WASTE DISPOSAL - 5.1%
                       Anoka County Minnesota Solid Waste Disposal
         $ 250,000       6.950%, 02/01/08                                                                    $ 258,253
                       East Central Minnesota Solid Waste Commission
           500,000       4.700%, 06/01/04                                                                      504,160
                       Hennepin County Minnesota Solid Waste Disposal
           250,000       5.300%, 10/01/01                                                                      255,712
                       Hennepin County Minnesota Solid Waste Disposal
           250,000       5.500%, 10/01/03                                                                      259,992
                       Hennepin County Minnesota Solid Waste Disposal
           500,000       5.750%, 10/01/10                                                                      515,303
                       Wright County Minnesota Solid Waste Disposal
           590,000       Series A, 5.700%, 12/01/09                                                            608,564
                       Wright County Minnesota Solid Waste Disposal
           500,000       Series A, 5.400%, 12/01/06                                                            515,863
                                                                                                      -----------------
                                                                                                      -----------------
                                                                                                             2,917,847
                                                                                                      -----------------

                       WATER & SEWER - 6.9%
                       Metropolitan Counsil Minneapolis-St. Paul Metropolitan Area Sewer
           675,000       Series B, 4.850%, 12/01/11                                                            656,811
                       Minnesota Public Facilities Authority Water Pollution Control
           500,000       Series A, 6.450%, 03/01/02                                                            524,751
                       Minnesota Public Facilities Authority Water Pollution Control
           600,000       Series B, 5.350%, 03/01/12                                                            609,738
                       Minnesota Public Facilities Authority Water Pollution Control
         1,000,000       Series B, 5.375%, 03/01/13                                                          1,006,422
                       Minnesota Public Facilities Authority Water Pollution Control
           770,000       5.000%, 03/01/10                                                                      768,112
                       St. Paul Minnesota Water Authority
           385,000       Series E, 4.900%, 12/01/01                                                            392,593
                                                                                                      -----------------
                                                                                                      -----------------
                                                                                                             3,958,427
                                                                                                      -----------------

                       TOTAL MUNICIPAL BONDS (Cost of $58,210,483)                                          56,848,560
                                                                                                      -----------------

                       TOTAL LONG TERM INVESMENTS (COST OF $58,210,483)                                     56,848,560
                                                                                                      -----------------
           SHARES
                       ------------------------------------------------------------------
                       SHORT TERM INVESTMENTS - 1.2%
                       ------------------------------------------------------------------

                       ------------------------------------------------------------------
                       INVESTMENT COMPANIES - 1.2%
                       ------------------------------------------------------------------

           665,633     Federated Minnesota Municipal Money Market                                              665,633
                                                                                                      -----------------

                       TOTAL INVESTMENT COMPANIES (Cost of $665,633)                                           665,633
                                                                                                      -----------------

                       TOTAL SHORT TERM INVESTMENTS (COST OF $665,633)                                         665,633
                                                                                                      -----------------

                       TOTAL INVESTMENTS - 100.5% (COST OF $58,876,116)                                     57,514,193

                       OTHER LIABILITIES IN EXCESS OF OTHER ASSETS - (0.5)%                                   (293,344)
                                                                                                      -----------------

                       TOTAL NET ASSETS - 100%                                                            $ 57,220,849
                                                                                                      =================







                                    SEE NOTES TO THE FINANCIAL STATEMENTS.
-----------------------------------------------------------------------------------------------------------------------


================================================================================
LEGACY MINNESOTA MUNICIPAL BOND FUND
================================================================================

NOTES TO THE FINANCIAL STATEMENTS
SEPTEMBER 30, 1999

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                      - 1 -
1.  ORGANIZATION

   Legacy Minnesota Municipal Bond Fund (the "Fund") is a series of Bremer Investment Funds, Inc. (the "Company"), an open-end management investment company which was incorporated on August 26, 1996, as a Maryland Corporation. The Fund commenced operations on April 12, 1999. The principal investment objective of the Fund is to provide current income exempt from federal regular income tax and Minnesota regular personal income tax, consistent with the preservation of capital and prudent investment management. In addition to the Fund, the Company offers the Bremer Growth Stock Fund and the Bremer Bond Fund. Information with respect to these portfolios is contained in a separate report. The assets and liabilities of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which the shareholder owns shares.

   All assets of the common trust funds from Richfield Bank & Trust Company and Bremer Trust, N.A., were transferred to Bremer Investment Funds, Inc. as of April 12, 1999. The securities were transferred at market value, and the original cost basis was replaced with market.

   The costs incurred in connection with the organization, initial registration and public offering of shares for the Fund have been paid by Bremer Trust, N.A., the Investment Adviser.

2.  SIGNIFICANT ACCOUNTING POLICIES

   The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. These policies are in conformity with generally accepted accounting principles.

   a) INVESTMENT VALUATION - Debt securities (other than short-term investments) are valued at the most recently quoted bid prices furnished by an independent pricing service. For securities where market quotations are not readily available, or where the last quoted sale price is not considered representative of the value of that security if it were to be sold on that day, the security will be valued at fair value as determined in good faith by the Investment Adviser under the supervision of the Board of Directors. Instruments with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value.

   b) FEDERAL INCOME TAXES - No provision for federal income taxes has been made since the Fund has complied to date with the provisions of the Internal Revenue Code applicable to regulated investment companies and intends to continue to so comply in future years and to distribute investment company net taxable income and net realized gains to shareholders.

   c) WRITTEN OPTION ACCOUNTING - The Fund may write call options on securities either held in its portfolio, or which it has the right to obtain without payment or further consideration, or for which it has segregated cash in the amount of additional consideration. When the Fund writes an option, an amount equal to the premium received is entered into the Fund's accounting records as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written. When an option expires, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing transaction exceeds the premium received when the option was sold).

   d) INCOME AND EXPENSES - The Fund is charged for those expenses that are directly attributable to the portfolio, such as advisory, administration and certain shareholder service fees. Expenses that are not directly attributable to a portfolio are typically allocated among the Company's portfolios in proportion to their respective net assets, number of shareholder accounts or net sales, where applicable.

   e) DISTRIBUTIONS TO SHAREHOLDERS - Dividends from net investment income of the Fund are declared daily and paid monthly. Distributions of the Fund's net realized capital gains, if any, will be declared at least annually. The character of distributions made during the period from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain items for financial statement and tax purposes. Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature. Accordingly, at September 30, 1999, reclassifications were recorded to decrease accumulated net investment losses by $17,139, decrease accumulated net realized losses on investments by $145,818 and decrease paid in capital by $162,957.

   f) USE OF ESTIMATES - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   g) OTHER - Investment and shareholder transactions are recorded on trade date. The Fund determines the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund, and interest income is recognized on an accrual basis. Generally accepted accounting principles require that permanent financial reporting and tax differences be reclassified to capital stock.

3.  CAPITAL SHARE TRANSACTIONS

   Transactions in shares of the Fund for the period ended September 30, 1999, were as follows:

                                LEGACY MINNESOTA MUNICIPAL BOND FUND

   Shares sold                                    550,747

   Shares issued as a result of  trust
     fund conversion                            5,806,248

   Shares issued to holders in
     reinvestment of dividends                         12

   Shares redeemed                               (461,314)

   Net increase                                  5,895,693

4.  INVESTMENT TRANSACTIONS

   The aggregate purchases and sales of investments, excluding short-term investments, by the Fund for the year ended September 30, 1999, were as follows:
                                LEGACY MINNESOTA MUNICIPAL BOND FUND
   Purchases
      U.S. Government                   $        -
      Other                             66,493,459
   Sales
      U.S. Government                   $        -
      Other                              8,924,789

   At September 30, 1999, gross unrealized appreciation and depreciation of investments for tax purposes were as follows:

                               LEGACY MINNESOTA MUNICIPAL BOND FUND

   Appreciation                               $1,161,884
   (Depreciation)                              (700,571)
   Net appreciation
        on investments                       $   461,313
                                           ===================

    At September 30, 1999, the cost of investments for federal income tax purposes was $57,052,880.

   At September 30, 1999, the Fund had accumulated net realized capital loss carryovers of $40,258 expiring in 2007.

5.  INVESTMENT ADVISORY AND OTHER  AGREEMENTS

   The Fund has entered into an Investment Advisory Agreement with Bremer Trust N.A., a wholly owned subsidiary of Bremer Financial Corporation. Pursuant to its advisory agreement with the Fund, the Investment Adviser is entitled to receive a fee, calculated daily and payable monthly, at the annual rate of 0.55% as applied to the Fund's daily net assets. The Investment Adviser has engaged Richfield Bank & Trust Co. to act as a sub-adviser to the Fund. The fees paid to the sub-adviser are included in the compensation the Fund pays to the Investment Adviser, as described above. Consequently, the services of the sub-adviser will be at no additional cost to shareholders of the Fund. Shareholders of the Fund are also subject to a maximum front-end sales charge of 2.75% of the offering price or 2.83% of the net asset value.

    Firstar Bank Milwaukee, N.A., a subsidiary of Firstar Corporation, a publicly held bank holding company, serves as custodian for the Funds. Firstar Mutual Fund Services, LLC, a wholly owned limited liability company of Firstar Bank Milwaukee, N.A., serves as transfer agent, administrator and accounting services agent for the Fund.

    The Fund has adopted a written plan of distribution (the "Plan") in accordance with Rule 12b-1 under the Investment Company Act of 1940. The Plan authorizes the Funds to make payments in connection with the distribution of shares at an annual rate of up to 0.25% of a Fund's average daily net assets. On November 24, 1998, the Fund entered into an agreement with Rafferty Capital Markets, Inc. to distribute the Fund's shares. The currently approved rate is an annual rate of 0.02% of the Fund's average daily net assets. Payments made pursuant to the Plan may only be used to pay distribution and marketing expenses in the year incurred. For the period ended September 30, 1999, $5,445 was incurred pursuant to the distribution agreement.

6.  RELATED PARTIES
   Richfield Bank & Trust Company and Bremer Trust, N.A. each had clients and affiliated clients that held 4,265,702 and 1,625,846 outstanding shares, respectively, of the Fund as of September 30, 1999.


                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS



To the Board of Directors of the Bremer Investment Funds, Inc.
and the Shareholders of the Legacy Minnesota Municipal Bond Fund:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Bremer Investment Funds, Inc. (a Maryland corporation) Legacy Minnesota Municipal Bond Fund as of September 30, 1999, and the related statements of operations, changes in net assets, and financial highlights for the period from inception, April 12, 1999, to September 30, 1999. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 1999, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principals used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Legacy Minnesota Municipal Bond Fund as of September 30, 1999, and the results of its operations, changes in its net assets and financial highlights for the period from inception, April 12, 1999, to September 30, 1999, in conformity with generally accepted accounting principles.



                                                /s/ ARTHUR ANDERSEN LLP

Milwaukee, Wisconsin
October 22, 1999




                               Investment Adviser
                               Bremer Trust, N.A.
                               Cold Spring Center
                            4150 Second Street South
                            St. Cloud, MN 56302-0986

                                  Sub-Adviser:
                             Richfield Bank & Trust
                            6625 Lyndale Avenue South
                               Richfield, MN 55423

                      Administrator, Dividend Paying Agent,
                          Shareholders' Servicing Agent
                               and Transfer Agent
                        Firstar Mutual Fund Services, LLC
                            615 East Michigan Street
                               Milwaukee, WI 53202

                                    Custodian
                          Firstar Bank Milwaukee, N.A.
                            615 East Michigan Street
                               Milwaukee, WI 53202

                                     Counsel
                                Briggs and Morgan
                                 2400 IDS Center
                             80 South Eighth Street
                              Minneapolis, MN 55402

                              Independent Auditors
                               Arthur Andersen LLP
                            100 East Wisconsin Avenue
                               Milwaukee, WI 53202

                                    Directors
                                Steven A. Laraway
                                 Stan K. Dardis
                                 John M. Bishop
                                  John J. Feda
                               Barbara A. Grachek